Business Combination, Pro-forma Operating Results (FY) (Details) - San Vicente Acquisition LLC [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pro-forma Operating Results [Abstract]
Revenue	$ 112,657	$ 99,612
Net loss	$ (22,222)	$ (19,157)
Loss per share - Basic (in dollars per share)	$ (0.22)	$ (0.19)
Loss per share - Diluted (in dollars per share)	$ (0.22)	$ (0.19)